Subsequent Events (Details Narrative 1) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2023	Nov. 05, 2023	Oct. 01, 2023	Feb. 08, 2023	Nov. 22, 2022	Mar. 18, 2022	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Issuance of common stock in connection with public offering									$ 30,490	$ 30,490	$ 19,838
Issuance of common stock in connection with public offering, shares
Number of Shares, Granted					232,816	4,343,017
Common Stock [Member]
Issuance of common stock in connection with public offering									$ 42	$ 42	$ 13
Issuance of common stock in connection with public offering, shares									4,181,603	4,181,603	1,299,027
2022 Bridge Notes [Member]
Debt interest rate								10.20%		10.20%
Subsequent Event [Member]
Issuance of common stock in connection with public offering		$ 20,000
Issuance of common stock in connection with public offering, shares		60,000		47,252
Percentage of commitment fee		1.50%
Number of Shares, Granted			8,295				147,696
Subsequent Event [Member] | Bridge Media Networks LLC [Member]
Cash		$ 50,000
Advertising expense	$ 60,000
Subsequent Event [Member] | Bridge Media Networks LLC [Member] | Five Year [Member]
Advertising expense	$ 12,000
Subsequent Event [Member] | Bridge Media Networks LLC [Member] | Common Stock [Member]
Cash		25,000
Subsequent Event [Member] | Bridge Media Networks LLC [Member] | Series L Preferred Stock [Member]
Cash		$ 25,000
Percentage of non cash		10.00%
Subsequent Event [Member] | Bridge Media Networks LLC [Member] | 2022 Bridge Notes [Member]
Pay down amount		$ 20,000
Subsequent Event [Member] | Bridge Media Networks LLC [Member] | 2023 Notes [Member]
Pay down amount		$ 6,000
Maturity period term		3 years
Debt interest rate		10.00%